Subsequent Events (Narrative) (Details) $ in Millions	May 10, 2021 USD ($)	Apr. 21, 2021 CAD ($) shares	Apr. 15, 2021 CAD ($) Share shares	Apr. 15, 2021 USD ($) Share shares
Subsequent event - Acquisition of GPU Atlantic Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			100.00%	100.00%
Number of instruments or interests issued or issuable | Share			5,000,000	5,000,000
Shares issued			$ 23.7	$ 18,694,219
Common shares allocated to holdback			1,000,000	1,000,000
Subsequent event - Sale of Norwegian Subsidiary Kolos [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payments for sale of subsidiary to municipality of Narvik | $	$ 200,000
Subsequent event - Investment in DeFi [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares received in exchange for common shares of other entity		10,000,000
Number of shares exchanged in share swap transaction		4,000,000
Investment in DeFi | $		$ 16.0